Pension Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Compensation And Retirement Disclosure [Abstract]
Interest cost	$ 5	$ 4	$ 4
Expected return on plan assets	(6)	(5)	(6)
Amortization of net loss	2	1
Net periodic benefit cost (income)	$ 1	$ 0	$ (2)